Disposal of business and transfer of ownership of subsidiary (Narrative) (Details) £ in Millions			6 Months Ended
		Apr. 01, 2018 GBP (£) shares	Jun. 30, 2018 GBP (£)		Dec. 31, 2017 GBP (£)		Jun. 30, 2017 GBP (£)	Mar. 31, 2018 GBP (£)	Jan. 01, 2018 GBP (£) [3]
Disclosure of operating segments [line items]
Investments accounted for using equity method			£ 713	[1]	£ 718	[2]			£ 699
Increase in investment of subsidiary	[4]		(2,290)		(19)		£ (3,802)
Financial assets, at fair value			541,312		522,023
Financial liabilities, at fair value			483,447		449,415				£ 220,083
Other equity instruments [member]
Disclosure of operating segments [line items]
Increase in investment of subsidiary	[4]		(2,070)		0		0
Other reserves [member]
Disclosure of operating segments [line items]
Increase in investment of subsidiary	[4]		16		0		0
Retained earnings [member]
Disclosure of operating segments [line items]
Increase in investment of subsidiary			(236)		£ 0		£ (359)
Ordinary shares [member]
Disclosure of operating segments [line items]
Increase (decrease) in equity			0
UK Banking Businesses [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Assets (liabilities), net		£ (2,231)
UK Banking Businesses [member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Net asset (liability) in business disposed		16,000
Assets (liabilities), net		16,300						£ 300
Increase in investment of subsidiary		(18,546)
Increase (decrease) in loans and advances at amortised cost		(184,655)	(184,655)	[5]
Increase (decrease) in other financial assets at fair value through the income statement	[5]		(5,616)
Increase (decrease) in property, plant and equipment		(510)	(510)	[5]
Increase (decrease) in intangible assets and goodwill	[5]		(3,537)
Increase (decrease) in deferred tax assets		(747)	(747)	[5]
Increase (decrease) in deferred tax liabilities		(677)
Increase (decrease) in other assets	[5]		(1,382)
Increase (decrease) in deposits at amortised cost	[5]		(190,472)
Increase (decrease) in debt securities	[5]		(12,303)
Increase (decrease) in other liabilities	[5]		£ (1,518)
UK Banking Businesses [member] | BBUKPLC [member] | Loans and advances [member]
Disclosure of operating segments [line items]
Increase (decrease) in other financial assets at fair value through the income statement		(4,233)
UK Banking Businesses [member] | BBUKPLC [member] | Covered bonds [Member]
Disclosure of operating segments [line items]
Increase (decrease) in debt securities		(8,302)
UK Banking Businesses [member] | BBUKPLC [member] | Other debt securities [Member]
Disclosure of operating segments [line items]
Increase (decrease) in debt securities		(4,001)
UK Banking Businesses [member] | BBUKPLC [member] | Accruals and deferred income [Member]
Disclosure of operating segments [line items]
Increase (decrease) in other liabilities		(278)
UK Banking Businesses [member] | BBUKPLC [member] | Sundry creditors [Member]
Disclosure of operating segments [line items]
Increase (decrease) in other liabilities		(1,160)
UK Banking Businesses [member] | BBUKPLC [member] | Other equity instruments [member] | AT1 Securities [member]
Disclosure of operating segments [line items]
Increase (decrease) in equity		(2,070)
UK Banking Businesses [member] | BBUKPLC [member] | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Disclosure of operating segments [line items]
Increase (decrease) in equity		16
UK Banking Businesses [member] | BBUKPLC [member] | Retained earnings [member]
Disclosure of operating segments [line items]
Increase (decrease) in equity		(14,261)
UK Banking Businesses [member] | BBUKPLC [member] | Goodwill [member]
Disclosure of operating segments [line items]
Increase (decrease) in other financial assets at fair value through the income statement		(3,526)
UK Banking Businesses [member] | BBUKPLC [member] | Licences and other [member]
Disclosure of operating segments [line items]
Increase (decrease) in intangible assets and goodwill		(11)
UK Banking Businesses [member] | BBUKPLC [member] | Cost [member]
Disclosure of operating segments [line items]
Increase (decrease) in property, plant and equipment		(971)
UK Banking Businesses [member] | BBUKPLC [member] | Cost [member] | Licences and other [member]
Disclosure of operating segments [line items]
Increase (decrease) in intangible assets and goodwill		(90)
UK Banking Businesses [member] | BBUKPLC [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of operating segments [line items]
Increase (decrease) in property, plant and equipment		(461)
UK Banking Businesses [member] | BBUKPLC [member] | Accumulated depreciation, amortisation and impairment [member] | Licences and other [member]
Disclosure of operating segments [line items]
Increase (decrease) in intangible assets and goodwill		(79)
UK Banking Businesses [member] | BBUKPLC [member] | At fair value [member] | Derivative financial liabilities [Member]
Disclosure of operating segments [line items]
Financial liabilities, at fair value		6
UK Banking Businesses [member] | Reverse repurchase agreements and other similar secured lending [Member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Increase (decrease) in other financial assets at fair value through the income statement		(1,383)
UK Banking Businesses [member] | Prepayments [Member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Increase (decrease) in other assets		(106)
Increase (decrease) in deposits at amortised cost		(190,472)
UK Banking Businesses [member] | Items in the course of collection from other banks [member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Increase (decrease) in other assets		(588)
UK Banking Businesses [member] | Sundry receivables [Member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Increase (decrease) in other assets		(535)
UK Banking Businesses [member] | Accrued income [Member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Increase (decrease) in other assets		(146)
UK Banking Businesses [member] | Home loans [member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Increase (decrease) in loans and advances at amortised cost		(133,641)
UK Banking Businesses [member] | Credit cards, unsecured and other retail lending [member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Increase (decrease) in loans and advances at amortised cost		(22,621)
UK Banking Businesses [member] | Corporate loans [member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Increase (decrease) in loans and advances at amortised cost		(27,396)
UK Banking Businesses [member] | Derivatives [member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Notional amount		3,313
UK Banking Businesses [member] | Derivative financial assets [Member] | BBUKPLC [member] | At fair value [member]
Disclosure of operating segments [line items]
Financial assets, at fair value		108
UK Banking Businesses [member] | in exchange for ordinary share [member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Net asset (liability) in business disposed		£ 12,900
UK Banking Businesses [member] | Ordinary shares [member] | BBUKPLC [member]
Disclosure of operating segments [line items]
Number of shares issued as consideration | shares		1

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[3]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[4]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41
[5]

The movement in net assets relating to the disposal of Barclays Bank UK PLC of £18,546m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Bank UK PLC on 1 April 2018 of £2,231m